CONSOLIDATED STATEMENT OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Cash flows from operating activities:
Net loss	$ (111,754)	$ (114,208)	$ (107,420)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation	3,182	2,255	1,683
Accretion income on short-term investments	0	(731)	(654)
Share-based compensation	9,585	16,278	26,892
Change in fair value of warrants liability	22,750	(396)	(17,929)
Change in fair value of derivative liability	9,143	(240)	0
Amortization of discount of convertible promissory note	476	30	0
Interest expenses	872	81	0
Decrease (increase) in accrued interest on short-term investments	895	(169)	(425)
Increase in inventory	(3,412)	(463)	0
Decrease (increase) in accounts receivable	444	(455)	0
Decrease (increase) in other accounts receivable and prepaid expenses	(419)	5,401	(4,055)
Change in operating lease right-of-use assets and liabilities, net	390	2,123	(4,690)
Increase (decrease) in trade payables	1,905	(901)	(1,106)
Increase (decrease) in other accounts payable and accrued expenses	(4,956)	2,928	(4,900)
Increase in deferred tax liability	1,782	0	0
Decrease in deferred revenue	0	(943)	0
Loss from property and equipment sales and disposals	132	137	19
Net cash used in operating activities	(68,985)	(89,273)	(112,585)
Cash flows from investing activities:
Purchase of property and equipment	(7,531)	(3,745)	(11,058)
Purchases of short-term investments	0	(94,364)	(139,891)
Proceeds from short-term investments	43,500	147,726	44,114
Net cash provided by (used in) investing activities	35,969	49,617	(106,835)
Cash flows from financing activities:
Proceeds from issuance of Ordinary shares, net	45,535	467	0
Proceeds from exercise of options and warrants	13	129	2,430
Repayment of short term loan	(15,000)	0	0
Proceeds from short term loan	18,000	15,000	0
Proceeds from issuance of warrants	15,000	3,633	0
Proceeds from bifurcated embedded derivatives	0	4,179	0
Proceeds from convertible note	0	563	0
Net cash provided by financing activities	63,548	23,971	2,430
Increase (decrease) in cash, cash equivalents and restricted cash	30,532	(15,685)	(216,990)
Cash, cash equivalents and restricted cash at beginning of year	44,240	59,925	276,915
Cash, cash equivalents and restricted cash at end of period	74,772	44,240	59,925
Non-cash activity:
Purchase of property and equipment in trade payables	48	54	2,739
Reclassification of warrant liability to equity	0	0	3,104
Conversion of convertible notes	550	0	0
Share settlement of employee liability	1,124	0	0
Right-of-use assets obtained in exchange for lease liabilities	2,230	1,097	0
Transfer from inventory to property and equipment, net	800	0	0
Supplemental disclosure of cash flows information:
Cash received from interest	3,638	3,384	1,905
Cash paid for income taxes	358	995	590
Interest paid	51	0	0
Reconciliation of cash, cash equivalents and restricted cash:
Cash and cash equivalents	72,262	41,232	56,762
Restricted cash	0	0	162
Non-current restricted cash	2,510	3,008	3,001
Total cash, cash equivalents and restricted cash	$ 74,772	$ 44,240	$ 59,925